Accounts Receivable	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
Accounts receivable trade disclosure

4.       Accounts receivable

Accounts receivable are comprised of the following:
	December 31,
	2013	2014
Trade receivables	$4,572	$4,530
Other receivables	31,800	-
Total	$36,372	$4,530

Trade receivables reflect the current receivables from time or voyage charters.

Other receivables amounting to $31,800 as of December 31, 2013, reflect the receivables related to the cancellation of the acquisition agreement of newbuild Hull J0131. The capitalized expenses and legal expenses incurred in relation to newbuild Hull J0131 as of December 31, 2013, amounted to $887 and $78, respectively. On March 25, 2014, the Company collected the full amount of advances paid to the Zhoushan Jinhaiwan Shipyard Co. of $31,800 and interest of $4,520, calculated with a rate of 5% from the receipt of the relevant installments by the shipyard until the refund of such installments, following an arbitration award issued in favor of the Company in January 2014. Refer also to Note 13.